Exhibit 99.4

BRAVO 2026-CES2

Loan Funding Structure LLC

and/or one of its affiliates (the “Client”)

Opus Capital Markets Consultants, LLC

5599 San Felipe St – Suite 420 | Houston, TX 77056 | www.opuscmc.com | 224.632.1300
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Executive Narrative

September 09, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Loan Funding Structure LLC and/or one of its affiliates (the “Client”)

The report summarizes the results of a due diligence review performed on a pool of four hundred seventy-seven (477) loans, of which were purchased by PMIT TRS SPV III LLC and/or one of its affiliates (the “Client”) (“Customer”) from an originator (the “Originator”) who is a client of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originator provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the Paragon underwriting software. Consultant performed a detailed compliance and credit review of all loans.

As detailed herein, the pool contains four hundred seventy-seven (477) credit and compliance loans identified as five (5) NQM loans and four hundred fifty (450) QM Safe Harbor, nine (9) QC Higher Priced and thirteen (13) ATR/QM: Exempt loans. The loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.
b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.
c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.
d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratios accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.
f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser, compliance with USPAP standards, and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.
g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.
h)	Credit History: Review the credit report to verify that the borrower(s) demonstrates adequate credit depth to comply
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with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meets the minimum credit score requirements of the Client provided underwriting guidelines.
j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

●	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
●	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsements are present and duly executed.
●	Mortgage / Deed of Trust: Verify the presence of a copy of the Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant would confirm the presence of a letter from the title company specifying the date the Mortgage / Deed of Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recorded mortgage or a stamped/signed copy of the document stating the date the document was sent for recording.
●	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed in the deed.

b) Closing Docs

●	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.
●	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
●	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.
●	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination
●	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

●	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
●	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e., form 1008, FHA MCAW and VA’s Loan Analysis.
●	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within
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the timing requirements allowable per the Client provided underwriting guidelines.

●	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
●	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters are in the loan file.
●	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
●	Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.
●	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
●	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
●	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:
a.	For Right of Rescission
i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided with the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.	For TILs (Application Dates prior to 10/3/2015)
i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

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c.	For TRID Disclosures (Application Dates on or after 10/3/2015)
i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3) business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within sixty (60) days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following is in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;
8.	The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.	Consultant shall confirm that any mortgaged property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that meets minimum coverage requirements under federal law and is in effect at the time of review.

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.	Documentation. Review of the following documents for regulatory compliance:
a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.	If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.	HUD-1 is marked Final;
i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.	There should be no markings indicating that the HUD-1 is estimated.
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B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.	Final Truth in Lending Disclosure (“TIL”), if applicable
c.	Loan Estimate, if applicable
i.	The Loan Estimate will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up to three (3) business days prior to the issuance of an initial Closing Disclosure.
d.	Closing Disclosure, if applicable
i.	The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.	Notice of Right to Cancel (if applicable)
f.	Initial TIL, if applicable
g.	Good Faith Estimate (“GFE”), if applicable
h.	Note
i.	Mortgage/Deed of Trust
j.	FACTA disclosures
k.	Third Party Fees
i.	Third-party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third-parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements, including any amendments or updates to such requirements that may become effective during the term of this agreement, set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews
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the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a. Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b. Ability to Repay:

i.	The ability to repay a portion of the review for non-agency eligible loans only will focus on the eight (8) factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight (8) factors utilizing reasonably reliable third-party documentation at or before consummation.
1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loans using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.	Monthly payment on any simultaneous loans secured by the subject property.
5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.	Debts, alimony, and child support obligations
7.	Monthly debt-to-income ratio or residual income
8.	Credit history
ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon their receiving complete and accurate data regarding the mortgage loans from loans originators and other third-parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such

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loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning and Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

●	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
o	Confirm the presence of the Servicing Transfer Disclosure form in file
o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

●	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.
o	Confirm the Home Loan Tool Kit is provided within three (3) general business days of application

●	Initial Escrow Disclosure Statement
o	Confirm the presence of the Initial Escrow Disclosure Statement in file
o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45-days after settlement

Equal Credit Opportunity Act (Regulation B)

●	Confirm the lender has provided the borrower with a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.37(m)(1).
●	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the Closing Disclosure and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least 6 days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?
●	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

●	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.
●	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

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High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW. Consultant shall promptly notify Client of any material changes to these regulations that may impact loan compliance.

●	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
●	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
●	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
●	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq.
●	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
●	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
●	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
●	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
●	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
●	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
●	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
●	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
●	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
●	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
●	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
●	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
●	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
●	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
●	Kansas Consumer Credit Code
●	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
●	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).
●	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
●	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
●	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
●	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
●	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
●	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
●	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
●	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et. seq., as amended from time to
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time.

●	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
●	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
●	Minnesota Mortgage Originator and Servicer Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
●	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
●	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
●	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
●	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
●	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
●	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.
●	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
●	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.
●	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
●	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
●	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
●	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
●	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
●	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
●	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et. seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
●	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
●	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
●	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
●	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
●	Section 50(a)(6), Article XVI of the Texas Constitution
●	Section 50(f)(2), Article XVI of the Texas Constitution
●	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
●	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
●	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
●	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
●	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
●	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et
Narrative BRAVO 2026-CES2	Page 10 of 20

seq., as amended from time to time.

●	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).
●	Washington House Bill 2770, Mortgage Lending Ownership
●	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
●	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.
●	Wyoming Credit Code

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

Misrepresentation Review and Valuation Review

review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

●	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.
●	Alerts: Assess credit report alerts for accuracy and potential issues.
●	Social Security Numbers: Compare SSN(s) across all file documents.
●	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.
●	Data Consistency: Review the documents contained in the loan file for consistency of data.
●	Third Party Fraud Tools: To the extent a third-party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third-party valuation product was required and if required, that the third-party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. Consultant will perform the following steps.

●	Property is complete
●	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.
●	Property is described in average or better condition
●	No apparent appraiser independence violation statements
●	Appraisal addresses any adverse comments
●	Appraisal is completed on appropriate GSE Forms
●	Appraisal contains required attachments.
●	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation provider does not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal. Consultant did not receive an attestation for any third-party valuation products.

Value Review Disclaimer

●	The individuals performing the above procedures are not persons providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.
●	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may
Narrative BRAVO 2026-CES2	Page 11 of 20

have reviewed the valuation information for reasonableness.

●	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
●	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file and conduct an exterior inspection to ensure:

●	No apparent damage to the property
●	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

●	Appraised Value
●	CLTV
●	DTI
●	FICO
●	Interest Only
●	Interest Rate
●	Loan Term
●	Loan Purpose
●	LTV
●	Occupancy
●	Original Balance
●	Property Address
●	Property City
●	Property State
●	Property Type
●	Sales Price
●	Second Mortgage Lien Amount
●	Self Employed
●	Units
●	Zip Code
●	Loan Type
●	QM Status

Narrative BRAVO 2026-CES2	Page 12 of 20

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

●	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.
●	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.
●	Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

●	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.
●	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.
●	Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

●	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.
●	Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.
●	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the

Narrative BRAVO 2026-CES2	Page 13 of 20

applicable scope of work or the loan is missing material documentation.

REDACTED INFORMATION

●	Borrower Name
●	Co-Borrower Name
●	SSNs
●	Property Address, City, County, MSA, Zip
●	Mailing Address
●	Account Number, including Originator and Servicer Loan Number
●	Origination Date
●	Names of Borrowers or any other Individuals
●	Company and Entity Names
●	Financial Institution Names
●	Job Position Titles
●	Any Address
●	Any Location Information (other than state), including City, County, MSA and Zip
●	Account Numbers of any type
●	Insurance Claim Numbers
●	Insurance Policy Numbers
●	Foreclosure Action dates and Case Numbers
●	Bankruptcy Action dates and Case Numbers
●	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Narrative BRAVO 2026-CES2	Page 14 of 20

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	475	99.58%
Purchase	1	0.21%
Rate / Term Refi	1	0.21%
Total	477	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	310	64.99%
Co-op	0	0.00%
Condo, Low Rise	5	1.05%
Condo, High Rise	0	0.00%
PUD	142	29.77%
1 Family Attached	12	2.52%
2 Family	4	0.84%
3 Family	1	0.21%
4 Family	3	0.63%
Total	477	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	459	96.23%
Second Home	5	1.05%
Investment Property	13	2.73%
Total	477	100.00%

Product Type
Type	Count	% of Pool
Fixed	477	100.00%
ARM	0	0.00%
Total	477	100.00%

Narrative BRAVO 2026-CES2	Page 15 of 20

Tape Discrepancies

Data Element	Count	Accuracy
Borrower 1 Last Name	8	98.32%
Borrower 1 Origination FICO	1	99.79%
Borrower 1 Self-Employment Flag	5	98.95%
Borrower 2 Origination FICO	1	99.79%
Borrower 2 Self-Employment Flag	13	97.27%
Originator QM Status	125	73.79%
Primary Appraised Property Value	7	98.53%
Property Type	3	99.37%
Qualifying CLTV	295	38.16%
Qualifying LTV	204	57.23%
Qualifying Total Debt Income Ratio	173	63.73%
Total Number of Loans	477

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were no obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
Narrative BRAVO 2026-CES2	Page 16 of 20

B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The loan includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The loan includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
Narrative BRAVO 2026-CES2	Page 17 of 20

C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated September 09, 2026.

Overall Grade Summary
Kroll and Fitch NRSRO Grade	# of Loans	% of Loans
A	463	97.06%
B	14	2.94%
C	0	0.00%
D	0	0.00%
N/A	0	0.00%

Compliance Grade Summary
Kroll and Fitch NRSRO Grade	# of Loans	% of Loans
A	464	97.27%
B	13	2.73%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
Kroll and Fitch NRSRO Grade	# of Loans	% of Loans
A	476	99.79%
B	1	0.21%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Kroll and Fitch NRSRO Grade	# of Loans	% of Loans
A	477	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Narrative BRAVO 2026-CES2	Page 18 of 20

Loans Reviewed (477)

241000742	2234000752	3501001276	4062001898	91000706	91000924	181000057	241000611
241000688	241000763	241000816	421000964	421001010	421001053	421001124	421001125
421001285	421001296	431000449	431000485	431000509	431000523	531000178	531000203
621000649	661000125	781000029	781000162	781000180	781000222	1123001453	1123001512
1123001636	1132003366	1153000681	1153000698	1163005301	1173000479	1173000503	1182018527
1182018546	1182018560	1182018627	1182018708	1182018776	1182018842	1182018888	1182018910
1193007197	1193007725	1193007746	1193007876	1222025694	1252015836	1262021754	1262022132
1262022269	1262022445	1262022477	1262022489	1262022492	1282001673	1282001676	1302002596
1343001555	1352007203	1382006482	1412015717	1511004356	1543000586	1543000656	1562035957
1562036219	1562036241	1562036305	1582007328	1623001886	1623001924	1641000468	1963000510
1963000531	1982015663	1982015715	1982015733	1982015852	1982015854	1982015857	2052025945
2052025967	2052026097	2124001385	2142006760	2152000593	2152000613	2182010516	2182010555
2322024922	2322025001	2351002897	2351003061	2382003272	2472012509	2472012537	2472012543
2472012564	2472012587	2542009415	2542009523	2542009540	2551001234	2551001264	2641004665
2662017044	2662017061	2683002314	2702004890	2732001650	2732001656	2751001001	2781000366
2884001669	2963001804	2983000884	2983000924	3041010562	3041010744	3041010880	3112011815
3131003210	3131003262	3131003460	3154000536	3223036128	3223036142	3223036181	3223036376
3223036379	3223036396	3223036493	3223036645	3223036716	3223036743	3312020144	3312020161
3312020195	3312020202	3312020246	3384000379	3432006489	3432006525	3491000461	3491000541
3573004278	3613006428	3613006545	3631000183	3651004582	3702005815	3702005925	3792005692
3792005704	3843002653	3861002974	3882003023	3891020120	3891020140	3891020163	3891020178
3943001538	3943001759	3943001921	4032008723	4032008738	4032008771	4032008772	4032008800
4032008833	4042006066	4114000299	4121001089	4121001137	4173004414	4242011155	4242011213
4242011253	4242011270	4382012675	4412001918	4412001937	4442015533	4462009759	4462009902
4462009908	4462009926	4462009929	4462009995	4631002125	4631002233	4631002249	4731001300
4731002287	4731002334	4792011941	4792011988	4792012048	4792012114	4792012125	4822008405
4822008443	4852008549	4862005842	4862006108	4862006205	4912000815	4912000857	4991001311
5002002440	5002002459	5011002860	5011002907	5011002947	5052011191	5052011347	5052011388
5052011400	5052011477	5102005001	5112014575	5132008972	5132010224	5132010323	5132010330
5132010336	5132010345	5152042052	5212011091	5212011108	5212011142	5212011176	5212011185
5212011249	5232012994	5232013094	5263004139	5272003374	5342009204	5342009638	5342009673
5342009762	5342009787	5342009800	5351001025	5351001031	5471001605	5504000333	5504000338
5582006587	5582006746	5611001995	5611002020	5652007104	5692009579	5692009589	5692009606
5692009608	5692009617	5692009765	5692009773	5692009852	5721001218	5732002823	5732002835
5752005995	5752006015	5782003981	5782003982	5782003998	5782004078	5862009265	5862009344
5862009425	5862009495	5892004146	5962007400	5962007458	5962007464	5962007507	6002002599
6072000533	6192005548	6232017673	6232017850	6232017928	6232018067	6232018142	6232018189
6242010909	6252006151	6252006195	6252006222	6291002972	6322006445	6322006621	6322006630
6332003043	6332003053	6381006307	6381006382	6381006433	6422004184	6422004188	6461004767
6461004836	6461004837	6461004903	6501001202	6512001588	6512001644	6602000927	6602000952
6602000953	6602000965	6623004240	6682001592	6682001634	6682001654	6682001664	6721012719
6721012790	6721012807	6721012817	6721012822	6721012823	6721012831	6721012839	6721012840
6721012843	6721012844	6721012849	6721012850	6721012856	6721012867	6721012875	6721012883
6721012889	6721012918	6721012952	6721012953	6721012968	6721012982	6733004771	6793000042
Narrative BRAVO 2026-CES2	Page 19 of 20

6793000787	6823001619	6882002086	6892001589	6892001640	6933000453	6963004153	7082006451
7082006462	7163000614	7163000727	7251004279	7262000476	7262000527	7342001114	7371009041
7371009048	7371009066	7371009174	7371009201	7371009264	7442013134	7503002949	7503002989
7602006614	7622013688	7632006872	7652009134	7762002502	7762002525	7802003807	7802003849
7842001859	7883000394	7942011155	7942011271	8041007629	8053000912	8072001087	8172001288
8172001332	8202000418	8202000419	8202000463	8241001550	8241001590	8241001622	8241001676
8261022748	8261022893	8261022930	8302001289	8302001405	8352002452	8352002496	8372001424
8432000851	8561010352	8561010633	8591014131	8601043094	8601043112	8601043631	8632009799
8651001702	8662001211	8662001855	8701059121	8711006587	8711006598	8711006669	8762010787
8762010919	8762010927	8762010960	8773000931	8773001014	8781028270	8802002830	8812001088
8822013029	8851016444	8851016448	8851016452	8881013384	8881013479	8881013534	8881013570
8892006205	8892006308	8962001658	9002004485	9102000524	9112000424	9122000301	9162003179
9233001463	9292002846	9292002951	9312000887	9312002203	9312002335	9342000690	9353000633
9362008348	9511005246	9542009342	9542009835	9572005753	9612002157	9612002167	9612002176
9661006325	9661006390	9682004681	9742002477	9742002482	9742002641	9781008595	9781008634
9822000349	9831007228	9831007268	9831007312	7812005244

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.

Narrative BRAVO 2026-CES2	Page 20 of 20